Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000217971
Shareholder Report [Line Items]
Fund Name	Dividend Growth ETF
Trading Symbol	TDVG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dividend Growth ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: stock selection in financials, led by JPMorgan Chase, which benefited from strong earnings with rising net interest income, and stock selection in industrials and business services, where GE Aerospace and Howmet Aerospace produced impressive earnings and benefited from the post-pandemic aerospace recovery.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: an underweight in communication services and a combination of our underweight and stock choices in information technology. A handful of names that do not meet our dividend growth criteria and, thus, are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
8/4/20	10,000	10,000	10,000
9/30/20	10,151	10,206	10,201
12/31/20	11,352	11,705	11,440
3/31/21	11,917	12,448	12,146
6/30/21	12,776	13,473	13,185
9/30/21	12,851	13,460	13,262
12/31/21	14,314	14,708	14,724
3/31/22	13,625	13,932	14,047
6/30/22	12,118	11,605	11,785
9/30/22	11,610	11,087	11,210
12/31/22	12,880	11,883	12,057
3/31/23	13,115	12,737	12,961
6/30/23	13,752	13,805	14,094
9/30/23	13,282	13,356	13,633
12/31/23	14,643	14,968	15,227
3/31/24	15,834	16,467	16,834
6/30/24	16,078	16,997	17,555
9/30/24	17,147	18,056	18,589
12/31/24	16,629	18,531	19,037
3/31/25	17,023	17,656	18,223
6/30/25	17,905	19,597	20,217
9/30/25	18,617	21,199	21,860
12/31/25	19,086	21,709	22,440

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 8/4/20
Dividend Growth ETF (Based on Net Asset Value)	14.78%	10.95%	12.70%
Russell 3000 Index (Regulatory Benchmark)	17.15%	13.15%	15.41%
S&P 500 Index (Strategy Benchmark)	17.88%	14.42%	16.12%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 1,178,403,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 4,662,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,178,403 Number of Portfolio Holdings94 Investment Advisory Fees Paid (000s)$4,662 Portfolio Turnover Rate17.3%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	25.1%
Financials	20.8
Industrials & Business Services	14.1
Health Care	12.9
Consumer Discretionary	6.5
Consumer Staples	6.2
Energy	3.9
Utilities	3.4
Materials	3.1
Other	4.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.2%
Apple	5.3
Broadcom	3.4
JPMorgan Chase	3.2
Visa	2.9
GE Aerospace	2.3
Bank of America	1.9
Chubb	1.9
Eli Lilly	1.8
Walmart	1.8

Material Fund Change [Text Block]